Contingent Consideration Receivable - Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivables	$ 2,842